Consolidated Statements of Cashflows (Annual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (3,693,487)	$ (1,131,809)
Adjustments for: Net loss to net cash used in operating activities:
Stock based compensation	1,774,965	0
Gain on settlement of debt	(5,000)
Loss on disposal of fixed asset		5,234
Impairment of intangible asset		9,171
Unrealized loss on investment		15,349
Amortization of debt discount	34,858
Amortization of intangible asset	366,329	273,549
Depreciation	13,322	9,746
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(4,772)	55,866
Increase in accrued interest	9,025	12,262
(Decrease) increase accounts payables	(73,176)	246,409
Net cash used in operating activities	(1,577,936)	(504,223)
Cash flows from investing activities
Proceeds from repayments on advances receivable		6,557
Purchase of fixed assets	(18,630)	(1,804)
Purchase of intangible assets	(422,863)	(597,199)
Net cash used in investing activities	(441,493)	(592,446)
Cash flows from financing activities
Repayment of loans payable	(10,792)	(10,294)
Repayment of loans payable - related party	(303,068)	(18,040)
Proceeds from loans payable - related party	81,162	297,006
Proceeds from issuance of pre-merger common stock		239,635
Proceeds from issuance of convertible notes payable	2,183,208	403,880
Net cash provided by financing activities	1,950,510	912,187
Effects of exchange rate changes on cash	35,284	(14,127)
Net Change in Cash	(33,635)	(198,609)
Cash - Beginning of Period/Year	96,602	295,211
Cash - End of Period/Year	62,967	96,602
Supplemental information:
Cash paid for interest	2,848	31,080
Cash paid for taxes
Non-cash investing and financing activities
Original issue discount on convertible notes	104,572
Common stock issued for conversion of debt	70,000	403,880
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt	60,000
Conversion of Preferred B shares to common shares	$ 6,000